OPERATING LEASES AND FUTURE COMMITMENTS - Employment and Separation Agreements (Detail Textuals)			1 Months Ended						12 Months Ended		38 Months Ended	43 Months Ended
	Apr. 07, 2011 USD ($)	Jul. 09, 2010 USD ($)	Nov. 29, 2013 USD ($)	Jun. 20, 2013 USD ($)	Mar. 31, 2013	Mar. 25, 2013	Mar. 31, 2008	Oct. 31, 2007	Dec. 31, 2014 USD ($) Executive	Dec. 31, 2011	May. 30, 2011 USD ($)	Dec. 31, 2014 USD ($) Executive
Mr. Oakes
Restricted Cash Commitments and Contingencies [Line Items]
Term of employee agreement								3 years
Employment and Separation Agreements | Anthony R Verdi
Restricted Cash Commitments and Contingencies [Line Items]
Term of employee agreement					1 year
Term of renewal for employee agreement description					Mr. Verdi's amended and restated employment agreement automatically renewed for a one year term on March 31, 2013, and, if not terminated, will automatically renew for one year periods.
Base salary per annum											$ 225,000	$ 250,000
Period for continued participation in benefit plans on termination of employment agreement without good reason							1 month
Period for continued participation in benefit plans on termination of employment agreement with good reason							18 months
Period for base salary to be received on termination of employment agreement with good reason							18 months
Percentage of vested and restriction on stock option							100.00%
Benefit plans on termination of employment agreement with good reason							(i) three months' base salary at the then current rate, payable in a lump sum and (ii) continued participation for one year in our benefit plans.
Employment for cause terminates his employment agreement with bad reason							(i) all accrued and unpaid salary and vacation pay through the date of termination and (ii) continued participation for one month in our benefit plans.
Employment and Separation Agreements | Mr. Oakes
Restricted Cash Commitments and Contingencies [Line Items]
Term of renewal for employee agreement						1 year
Notice period for termination of employment agreement						60 days
Base salary per annum		$ 250,000
Increase in base compensation	$ 300,000
Period for continued participation in benefit plans on termination of employment agreement without good reason										12 months
Benefit plans on termination of employment agreement with good reason he or his estate would receive his then current base annual salary, plus unpaid accrued employee benefits, which is primarily accrued vacation, plus the continuation of his employee benefits for a period of 12 months, less all applicable taxes. In the event of his voluntary termination, death or disability, he or his estate would receive unpaid accrued employee benefits, plus the continuation of his employee benefits for a period of one month, less all applicable taxes.

Employment and Separation Agreements | Michael Mullin
Restricted Cash Commitments and Contingencies [Line Items]
Term of renewal for employee agreement				1 year
Monthly base salary			$ 18,333
Base salary per annum				$ 220,000
Benefits allowance per month				$ 1,000
Percentage bonus compensation equal to positive cash flow				100.00%
Maximum bonus compensation equal to positive cash flow				$ 12,500
Benefit plans on termination of employment agreement with good reason
Under the terms of this agreement, we agreed to continue to pay Mr. Mullin his current monthly base salary of $18,333 for a period of six (6) months after the separation date, less applicable tax withholding, which amount will be paid in equal monthly installments in accordance with our normal payroll practices.

Employment and Separation Agreements | Executive
Restricted Cash Commitments and Contingencies [Line Items]
Term of renewal for employee agreement									1 year
Number of executives | Executive									5			5
Base salary per annum									$ 912,500
Aggregate base salary for five executives									$ 975,000
Notice period for termination of employment agreement without cause									30 days